Other disclosures - Credit Risk - Loans and advances at amortised cost by product (Narrative) (Details) £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)		Jun. 30, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Financial assets	£ 703,874	[1]		£ 680,053	[2]
Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	713,576	[1]		686,683	[2]
Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	9,702	[1]		6,630	[2]
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	354,912			339,115
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	363,873			345,423
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Customers on payment holiday [member]
Disclosure of financial assets [line items]
Financial assets	21,900
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	8,961			6,308
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Disclosure of financial assets [line items]
Net transfers between stages	0
Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	562,924	[1]		620,406	[2]
Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	1,145	[1]		804	[2]
Stage 1 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	277,094			298,559
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 278,117			299,266
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Customers on payment holiday [member]
Disclosure of financial assets [line items]
Percentage of financial assets	69.00%		69.00%
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,023			707
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Disclosure of financial assets [line items]
Net transfers between stages	(6,228)
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	139,976	[1]		57,419	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	4,522	[1]		2,543	[2]
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	72,698			35,861
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	76,649			38,234
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,951			2,373
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Disclosure of financial assets [line items]
Net transfers between stages	6,228
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Customers on payment holiday [member] | Transfers from Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets | $			$ 214
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	10,676	[1]		8,858	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	4,035	[1]		3,283	[2]
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	5,120			4,695
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	9,107			7,923
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	3,987			£ 3,228
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Disclosure of financial assets [line items]
Net transfers between stages	£ 0

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value thro ugh other comprehensive income and other assets . These have a total gross exposure of £ 215.6 bn and impairment allowance of £ 176 m. This comprises £ 37 m ECL on £ 209.2 bn stage 1 a ssets, £ 24 m on £ 6.3 bn stage 2 fair value through other comprehe nsive inc ome assets, cash collateral and settlement balances and £ 115 m on £ 115 m stage 3 other assets

[2]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financ ial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24 m. This comprises £ 12 m ECL on £ 148.5 bn stage 1 assets, £ 2 m on £ 0.8 bn stage 2 fair value through other comprehensive income assets , cash collateral and settlement balances and £ 10 m on £ 10 m stage 3 other assets